Summary of Significant Accounting Policies - Summary of Changes in Estimated Fair Value of Derivative Liabilities (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Jun. 30, 2018
Accounting Policies [Abstract]
Beginning balance - derivative liabilities	$ 87	$ 1,964	$ 2,090
Change in fair value	(34)	(1,877)	(126)
Ending balance - derivative liabilities	$ 53	$ 87	$ 1,964